Pensions - Portfolio weighting (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Pension assets on investment classes, percentage	100.00%	100.00%
Equity securities
Disclosure of fair value of plan assets [line items]
Pension assets on investment classes, percentage	35.20%	34.10%
Equity securities | Bottom of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	30.00%
Equity securities | Top of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	38.00%
Interest bearing investments
Disclosure of fair value of plan assets [line items]
Pension assets on investment classes, percentage	61.10%	61.70%
Interest bearing investments | Bottom of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	55.00%
Interest bearing investments | Top of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	67.00%
Real estate
Disclosure of fair value of plan assets [line items]
Pension assets on investment classes, percentage	3.70%	4.20%
Real estate | Bottom of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	0.00%
Real estate | Top of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	10.00%